Equity Compensation Plans (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended			12 Months Ended	2 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended		12 Months Ended	2 Months Ended			2 Months Ended						12 Months Ended		12 Months Ended	2 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2009 EBS Phantom Plan	Dec. 31, 2011 Performance Conditions	Nov. 01, 2011 Performance Conditions	Dec. 31, 2011 Performance Conditions EBS	Dec. 31, 2010 Restricted Class A common stock Units	Dec. 31, 2011 Restricted Class A common stock Units EBS	Nov. 01, 2011 Restricted Class A common stock Units EBS	Dec. 31, 2010 Restricted Class A common stock Units EBS	Dec. 31, 2009 Restricted Class A common stock Units EBS	Dec. 31, 2011 Common Stock, Class A Performance Conditions EBS	Dec. 31, 2011 EBS Equity Plan	Dec. 31, 2009 EBS Equity Plan	Dec. 31, 2011 EBS Equity Plan Common Stock, Class A Year	Dec. 31, 2011 EBS Equity Plan Common Stock, Class B	Dec. 31, 2011 2009 Plan Common Stock, Class A	Dec. 31, 2011 ESPP	Dec. 31, 2011 Minimum EBS Equity Plan Year	Dec. 31, 2011 Minimum ESPP	Dec. 31, 2011 Maximum EBS Equity Plan Year	Dec. 31, 2011 Maximum ESPP	Dec. 31, 2011 Maximum Executive Chairman EBS Equity Plan Year	Dec. 31, 2011 Merger	Jun. 30, 2012 Merger	Dec. 31, 2011 Merger Restricted Stock units EBS	Dec. 31, 2011 Merger Minimum Day	Dec. 31, 2011 Merger Maximum Day
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received by option holders																											$ 19.00		$ 19.00
Right provided to rollover option holders, exercisable period following the merger																														61	180
Parent options fair value																											$ 4,125	$ 4,125
Equity plan grant units vesting period																						4		5		4
Compensation expenses							1,631	1,631									4,614
Modification of incremental compensation cost																1,784
Option to purchase common shares vesting period																		3
Grant units issued that were earned and vested																850,000								425,000
Unvested units converted from grant units with performance conditions									206,578										206,578
Number of options to purchase common stock															643,422			643,422
Increase to stock compensation expense						9,209
Shares reserved for future issuance																				17,300,000
Weighted average grant fair value											$ 15.39
Total fair value of vested units											0	16,649	9,383	7,412
Fair value of unvested units subject to performance conditions, per unit									$ 11.01
Fair value of options granted in conversion, amount per option							$ 5.26
Percentage of performance based EBS units, vested							40.00%
Percentage of performance based EBS units, cancelled							60.00%
Common stock issued	100									150,000
Grant date fair value of common stock units										$ 12.15
Number of shares authorized for issuance	100				100																8,900,000
Eligibility of Employees to withholde base pay																							1.00%		10.00%
Percentage of common stock on exercise price																					85.00%
Recognized compensation expense	0	54,932	17,722	25,415
Income tax benefit	$ 0	$ 15,216	$ 4,787	$ 4,992